Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Weighted Average Cost Of Capital rate	9.42%
Expected rate of inflation	1.00%
Time Period Considered	The Company used the historical ten-year blended average one-year time charter rates.
Impairment loss	$ (29,902)	$ 0	$ 0
Supramax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity	50,000
Expected fleet utilisation rate	87.00%
Panamax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity	70,000
Expected fleet utilisation rate	90.00%